                                                             [LOGO APPEARS HERE]
Excelsior Institutional Shares

Prospectus

August 1, 1999

Excelsior Institutional Trust

Equity Fund
Value Equity Fund
Optimum Growth Fund
Income Fund
Total Return Bond Fund
International Equity Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company



The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

[EXCELSIOR LOGO APPEARS HERE]

Table of Contents

Excelsior Institutional Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                   Page
                                                   ----
Equity Fund...............................            4
Value Equity Fund.........................            6
Optimum Growth Fund.......................            8
Income Fund...............................           10
Total Return Bond Fund....................           12
International Equity
 Fund.....................................           14
More Information About
 Risk.....................................           16
Each Fund's Other
 Investments..............................           17
The Investment Adviser
 and Portfolio
 Managers.................................        17-18
Purchasing, Selling and
 Exchanging Fund
 Shares...................................           19
Dividends, Distributions
 and Taxes................................           21
Financial Highlights......................           22
How to Obtain More
 Information About
 Excelsior Institutional
 Trust....................................        Back Cover

-------------------------------------------------------------------------------

Information Common To All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank de-posit and it is not insured or guaranteed by the Federal Deposit Insurance Cor-poration (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy
The Adviser manages the Equity Fund, Value Equity Fund and Optimum Growth Fund with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strategies, value and growth. The Adviser believes that, over the long-term, the blending of these strategies will result in reduced volatility. These strategies are combined with "longer-term invest-ment themes" to assess the investment potential of individual companies. Spe-cific investment selection is a "bottom-up" approach, guided by these strate-gies and themes to ensure proper diversification, risk control and market fo-cus.

 Value
 This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing re-sources and assets. Accordingly, the Adviser is constantly engaged in assess-ing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Growth
 This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential Typically, these companies are industry leaders with the potential to domi-nate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will re-ward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

 Themes
 To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends arising from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable them to identify companies that are currently or will soon benefit from these trends.

Equity Fund
--------------------------------------------------------------------------------


 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in common
 stocks that the Adviser
 believes are undervalued in
 the market

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities

Investment Objective
The Equity Fund seeks to provide long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Equity Fund
The Equity Fund invests at least 65% of its assets in larger capitalization (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser gen-erally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify companies with characteristics that will lead to future earnings growth or recognition of their true value. In particular, the Adviser looks for companies that its fundamental analysis indicates are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future.

Principal Risks of Investing in the Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that large capitalization U.S. equity se-curities may underperform other segments of the equity markets or the equity markets as a whole.
4

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                            [BAR CHART APPEARS HERE]
1996    19.86%
1997    31.72%
1998    24.95%
 Best Quarter Worst Quarter
    22.45%       (15.60)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 14.41%.

This table compares the average annual total return of the Fund's Institutional Shares for the periods ended December 31, 1998 to those of the Standard & Poors 500 Composite Stock Price Index.

                                         Since
                              1 Year Inception
----------------------------------------------
Equity Fund
 (Institutional Shares)       24.95%  24.21%*
Standard & Poors 500
 Composite Stock Price Index  28.58%  30.48%**

 * Since January 16, 1995
               ** Since December 31, 1994

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                              Institutional Shares
----------------------------------------------------
Management Fees                               0.65%
Other Expenses
 Administrative Servicing Fee      0.40%
 Other Operating Expenses          0.25%
Total Other Expenses                          0.65%
----------------------------------------------------
Total Annual Fund Operating Expenses          1.30%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.70%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $132   $412    $713    $1,568

Value Equity Fund
----------------------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Long-term
 capital appreciation

 Investment Focus Common stocks
 of U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Investing in common
 stocks that the Adviser
 believes are undervalued in
 the market

 Investor Profile Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities

Investment Objective
The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Value Equity Fund
The Value Equity Fund invests at least 65% of its assets in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued, at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and may invest in companies of any size.

In selecting investments for the Fund, the Adviser combines fundamental re-search with valuation constraints to identify companies trading at what the Ad-viser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the cata-lysts necessary to realize this value.

Principal Risks of Investing in the Value Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued equity securities may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                              [CHART APPEARS HERE]
1997    27.31%
1998    20.52%
 Best Quarter Worst Quarter
    23.91%       (16.32)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 17.81%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 1998 to those of the Russell 1000 Value Index.

                                                                                        Since
                                           1 Year                                   Inception
---------------------------------------------------------------------------------------------
Value Equity Fund
 (Institutional Shares)                    20.52%                                    24.99%*
Russell 1000 Value Index                   15.63%                                    24.75%**

 * Since June 1, 1996
               ** Since May 31, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                              Institutional Shares
----------------------------------------------------
Management Fees                               0.65%
Other Expenses
 Administrative Servicing Fee      0.40%
 Other Operating Expenses          0.32%
Total Other Expenses                          0.72%
----------------------------------------------------
Total Annual Fund Operating Expenses          1.37%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.70%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $139   $434    $750    $1,646

Optimum Growth Fund
--------------------------------------------------------------------------------


 FUND SUMMARY

 Investment Goal Superior,
 risk-adjusted total return

 Investment Focus Common stocks
 of U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Invests in common
 stocks that the Adviser
 believes have strong growth
 prospects

 Investor Profile Investors
 seeking total return, and who
 are willing to accept the
 risks of investing in equity
 securities

Investment Objective
The Optimum Growth Fund seeks superior, risk- adjusted total return. This ob-jective may be changed without shareholder approval.

Investment Strategy of the Optimum Growth Fund
The Optimum Growth Fund invests at least 65% of its assets in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capi-talization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further di-versifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systemati-cally selects companies that it believes, based on quantitative screening, com-plements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

Principal Risks of Investing in the Optimum Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that medium to large capitalization U.S. equity securities may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                            [BAR CHART APPEARS HERE]
1997    33.51%
1998    65.23%
 Best Quarter Worst Quarter
    36.46%       (6.27)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 19.58%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 1998 to those of the Russell 1000 Growth Index.

                                      Since
                           1 Year Inception
-------------------------------------------
Optimum Growth Fund
 (Institutional Shares)    65.23%  38.01%*
Russell 1000 Growth Index  38.65%  30.52%**

 * Since June 1, 1996
               ** Since May 31, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                            Institutional Shares
----------------------------------------------------------------
Management Fees                                    0.65%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.28%
Total Other Expenses                               0.68%
----------------------------------------------------------------
Total Annual Fund Operating Expenses               1.33%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.71%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $135   $421    $729    $1,601

Income Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Current income

 Investment Focus Investment
 grade fixed income securities

 Share Price Volatility Medium

 Principal Investment
 Strategy Investing in
 investment grade government
 and corporate fixed income
 securities

 Investor Profile Investors
 seeking current income, and
 who are willing to accept the
 risks of investing in fixed
 income securities of varying
 maturities

Investment Objective
The Income Fund seeks to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

Investment Strategy of the Income Fund
The Income Fund invests at least 65% of its assets in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentali-ties, and corporate issuers rated at the time of investment in one of the two highest rating categories by a major rating agency. However, the Fund may in-vest without limit in securities rated at the time of investment in one of the three highest rating categories by a major rating agency and may place up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio matu-rity in light of current market and economic conditions to provide a competi-tive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequent-ly. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund's performance.

Principal Risks of Investing in the Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or divi-dends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest

--------------------------------------------------------------------------------

rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                            [BAR CHART APPEARS HERE]
1996    2.51%
1997    9.28%
1998    8.46%
 Best Quarter Worst Quarter
    4.85%        (2.03)%
  (6/30/95)     (3/31/96)

The Fund's performance for the six month period ending June 30, 1999 was -
2.24%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 1998 to those of the Lehman Brothers Intermediate Govt/Corp Bond Index.

                                                             1                 Since
                                                          Year             Inception
------------------------------------------------------------------------------------
Income Fund
 (Institutional Shares)                                  8.46%               8.74%*
Lehman Brothers Intermediate Govt/Corp Bond Index        8.42%               8.84%**

 * Since January 16, 1995
               ** Since December 31, 1994

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                            Institutional Shares
----------------------------------------------------------------
Management Fees                                    0.65%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.26%
Total Other Expenses                               0.66%
----------------------------------------------------------------
Total Annual Fund Operating Expenses               1.31%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.50%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $133   $415    $718    $1,579

Total Return Bond Fund
--------------------------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Total return

 Investment Focus Investment
 grade fixed income securities

 Share Price Volatility Medium

 Principal Investment
 Strategy Investing in
 investment grade government
 and corporate fixed income
 securities

 Investor Profile Investors
 seeking total return, and who
 are willing to accept the
 risks of investing in fixed
 income securities of varying
 maturities

Investment Objective
The Total Return Bond Fund seeks to maximize the total rate of return consis-tent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

Investment Strategy of the Total Return Bond Fund
The Total Return Bond Fund invests at least 65% of its assets in fixed income securities issued or guaranteed by the U.S. government, its agencies and in-strumentalities, and corporate issuers rated at the time of investment in one of the two highest rating categories by a major rating agency. However, the Fund may invest without limit in securities rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest a portion of its assets in dollar-denominated fixed income se-curities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power. In selecting particular investments, the Adviser looks for fixed income securities that of-fer relative value and potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequent-ly. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund's performance.

Principal Risks of Investing in the Total Return Bond Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                            [BAR CHART APPEARS HERE]
1996    2.66%
1997    9.23%
1998    9.22%
 Best Quarter Worst Quarter
    7.03%        (2.47)%
  (6/30/95)     (3/31/96)

The Fund's performance for the six month period ending June 30, 1999 was -
2.87%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 1998 to those of the Lehman Brothers Govt/Corp Bond Index.

                                                          1                   Since
                                                       Year               Inception
-----------------------------------------------------------------------------------
Total Return Bond Fund (Institutional Shares)         9.22%                 9.79%*
Lehman Brothers Govt/Corp Bond Index                  9.46%                10.19%**

 * Since January 19, 1995
               ** Since December 31, 1994

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                    Institutional Shares
--------------------------------------------------------
Management Fees                            0.65%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.24%
Total Other Expenses                       0.64%
--------------------------------------------------------
Total Annual Fund Operating
 Expenses                                  1.29%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.50%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $131   $409    $708    $1,556

International Equity Fund
--------------------------------------------------------------------------------


 FUND SUMMARY

 Investment Goal Long-term
 capital appreciation

 Investment Focus Foreign
 equity securities

 Share Price Volatility High

 Principal Investment
 Strategy Investing in a
 diversified portfolio of
 equity securities of issuers
 in developed foreign countries
 and, to a lesser extent,
 emerging markets

 Investor Profile Investors
 seeking total return, who are
 willing to accept the risks of
 investing in companies located
 in foreign countries

Investment Objective
The International Equity Fund seeks to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities. This objective may be changed without shareholder approval.

Investment Strategy of the International Equity Fund
The International Equity Fund invests at least 65% of its assets in equity se-curities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest to a lesser extent in less developed countries and regions to capitalize on opportunities in emerging markets. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global economic trends or prom-ising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sec-tors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry. The Fund will make in-vestments in companies located in emerging markets only where the Adviser be-lieves that such companies' growth/appreciation potential transcends their lo-cation or operations in emerging market countries.

Principal Risks of Investing in the International Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign coun-tries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (posi-tively or negatively) the value of a Fund's investments. These currency move-ments may happen separately from and in response to events that do not other-wise affect the value of the security in the issuer's home country. These vari-ous risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic condi-

--------------------------------------------------------------------------------

tions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more pre-carious than in other countries. As a result, there will tend to be an in-creased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations rel-ative to the U.S. dollar.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                            [BAR CHART APPEARS HERE]
1996    14.75%
1997    -4.59%
1998    10.13%
 Best Quarter Worst Quarter
    18.21%       (16.37)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 4.75%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 1998 to those of the FT/S&P-- Actuaries World Indices--World Excluding U.S. Index.

                                                                               Since
                                                        1 Year             Inception
------------------------------------------------------------------------------------
International Equity Fund (Institutional Shares)        10.13%               9.81%*
FT/S&P--Actuaries World Indices--
 World Excluding U.S. Index                             16.17%               8.33%**

 * Since January 24, 1995
               ** Since December 31, 1994

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                    Institutional Shares
--------------------------------------------------------
Management Fees                            1.00%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.53%
Total Other Expenses                       0.93%
--------------------------------------------------------
Total Annual Fund Operating
 Expenses                                  1.93%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.90%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $196   $606   $1,042   $2,254

------------------------------------------------------------------------------

More Information About Risk

Equity Risk
(Equity Fund, Value Equity Fund, Optimum Growth Fund and International Equity
Fund)--Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity deriva-tives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securi-ties, such as warrants or convertible debt, is also affected by prevailing in-terest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Equity Fund and Value Equity Fund)--The smaller capitalization companies in which the Funds may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial re-sources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

Mid Cap Risk
(Equity Fund, Value Equity Fund and Optimum Growth Fund)--The medium capital-ization companies that the Funds may invest in may be more vulnerable to ad-verse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capital-ization stocks may be more volatile than those of larger companies.

Fixed Income Risk
(Income Fund and Total Return Bond Fund)--The market value of fixed income in-vestments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income secu-rities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (Income Fund and Total Return Bond Fund)--During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the result-ing proceeds at lower interest rates.

 Credit Risk
 (Income Fund and Total Return Bond Fund)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (Income Fund and Total Return Bond Fund)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other fac-tors. This risk should be reduced because of a Fund's multiple holdings.

 High-Yield, Lower Rated Securities
 (Income Fund)--"Junk bonds" are subject to additional risks associated with investing in high-yield securities, including:

 . Greater risk of default or price declines due to changes in the issuer's creditworthiness.
 . A thinner and less active market which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.
 . Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.

Mortgage-Backed Securities
(Income Fund and Total Return Bond Fund)--Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possi-bility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.

--------------------------------------------------------------------------------

Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates fall, however, mortgage-backed se-curities may not gain as much in market value because of the expectation of ad-ditional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatil-ity risk of that portfolio.

Foreign Security Risks
(All Funds)-- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. secu-rities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recov-erable, the non-recovered portion will reduce the income received from the se-curities comprising the portfolio.

Currency Risk
(All Funds)-- Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.
 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Year 2000 Risk
(All Funds)-- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Current-ly, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at cur-rent levels. At this time, however, there can be no assurance that their ef-forts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may ex-perience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-deal-ers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser)

--------------------------------------------------------------------------------

serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Fed-eral Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a regis-tered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of Excelsior Institutional Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activi-ties.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Equity Fund                0.45%
Value Equity Fund          0.39%
Optimum Growth Fund        0.43%
Income Fund                0.24%
Total Return Bond Fund     0.26%
International Equity Fund  0.40%

From June 22, 1998, to December 28, 1998, U.S. Trust Company, N.A. served as the International Equity Fund's investment adviser, pursuant to an advisory agreement substantially similar to the advisory agreement currently in effect for the Fund. Prior to June 22, 1998, U.S. Trust Company of The Pacific North-west served as the Fund's investment adviser pursuant to an advisory agreement substantially similar to the advisory agreement currently in effect for the Fund. For the fiscal year ended March 31, 1999, U.S. Trust Company, N.A. re-ceived an advisory fee (after voluntary fee waivers) from the Fund at the ef-fective annual rate of 0.40% of the Fund's average daily net assets, and U.S. Trust Company of The Pacific Northwest received an advisory fee (after volun-tary fee waivers) from the Fund at the effective annual rate of 0.425% of the Fund's average daily net assets.

Prior to December 28, 1998, Harding Loevner Management, L.P. (Harding) served as the International Equity Fund's investment sub-adviser and made the day-to-day investment decisions and portfolio selections for the Fund. For the serv-ices it provided to the Fund, Harding was paid only by the adviser, and did not receive any fees directly from the Fund.

Portfolio Managers
Leigh H. Weiss has served as portfolio manager for the Equity Fund since Janu-ary 1996. Mr. Weiss is a Managing Director and Senior Portfolio Manager of U.S. Trust and has been with U.S. Trust since 1993. Mr. Weiss is primarily responsi-ble for the day to day management of the Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as portfolio manager for the Value Equity Fund since its inception. Mr. Williams is a Managing Director and Senior Portfolio Manager for U.S. Trust and has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio man-agement and performance.

All investment decisions for the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York pro-vides its investment advisory services to the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Alexander R. Powers has served as portfolio manager for the Income and Total Return Bond Funds since December 1996. Mr. Powers is a Managing Director of U.S. Trust's Taxable Fixed-Income Investments and has been with U.S. Trust since July 1996. From 1988 to 1996, Mr. Powers was the Manager of Taxable Fixed-Income Investments at Chase Asset Management. Mr. Powers is primar-

--------------------------------------------------------------------------------

ily responsible for the day to day management of the Income and Total Return Bond Funds' portfolios. Research, analyses, trade execution and other facili-ties provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Rosemary Sagar has served as portfolio manager for the International Equity Fund since December 1998. Ms. Sagar is the Managing Director of U.S. Trust's Global Investment Division and she has been with U.S. Trust since 1996. From 1991 to 1996, Ms. Sagar was Senior Vice President for international equity in-vestments for General Electric Investments Corp. in Stamford, CT. Ms. Sagar is primarily responsible for the day to day management of the International Equity Fund's portfolio. Research, analyses, trade execution and other facilities pro-vided by U.S. Trust and other personnel also play a significant role in portfo-lio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange Institutional Shares of the Funds.

 Institutional Shares
 . No sales charge
 . No 12b-1 fees
 . No minimum initial or subsequent investment

Institutional Shares are offered only to financial institutions investing for their own or their customers' accounts. For information on how to open an ac-count and set up procedures for placing transactions call (800) 909-1989 (from overseas, call (617) 557-1755). Customers of financial institutions should con-tact their institutions for information on their accounts.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone

To purchase shares directly from us, please call (800) 909-1989 (from overseas, call (617) 557-1755), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Excelsior Institutional Trust" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit card checks or cash. To purchase shares by wire, please call us for in-structions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA#021000021
Excelsior Institutional Trust
Credit DDA 910-2-733046
[Account Registration]
[Account Number]
[Wire Control Number]

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your corre-spondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

--------------------------------------------------------------------------------


Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Trustees. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these securities may change on days when you cannot purchase or sell Fund shares.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail, or
 . Telephone

Holders of Institutional Shares may sell shares by following procedures estab-lished when they opened their account or accounts. If you have questions, call
(800) 909-1989 (from overseas, call (617) 557-1755).

You may sell your shares by sending a written request for redemption to:
Excelsior Institutional Trust
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell (sometimes called "re-deem") your shares on any Business Day by contacting a Fund directly by tele-phone at (800) 909-1989 (from overseas, call (617) 557-1755). We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Receiving Your Money
Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemp-tion proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for Institutional Shares of any portfolio of Excelsior Institu-

--------------------------------------------------------------------------------

tional Trust, or for Institutional Shares of the Money or Government Money Funds of Excelsior Funds, Inc. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any ex-change request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account applica-tion.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Funds shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange request and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Dividends, Distributions and Taxes
Each Fund distributes its income as follows:

Equity Fund                Declared and Paid Quarterly
Value Equity Fund          Declared and Paid Quarterly
Optimum Growth Fund        Declared and Paid Quarterly
Income Fund                Declared Daily and Paid Monthly
Total Return Bond Fund     Declared Daily and Paid Monthly
International Equity Fund  Declared and Paid Semi-annually

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

Each Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------

Financial Highlights
The table that follow present performance information about Institutional Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the pe-riod of the Fund's operations. Some of this information reflects financial in-formation for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their re-port, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 909-1989 (from overseas, call (617) 557-1755).

EQUITY FUND

                           Year Ended
                            March 31,
                         ----------------   Ten Months Ended   Year Ended January 16, 1995(b)
                            1999     1998  March 31, 1997(a) May 31, 1996     To May 31, 1995
                         -------  -------  ----------------- ------------ -------------------
Net Asset Value,
 Beginning of Period.... $ 12.69  $  9.65       $  8.93         $ 7.73          $ 7.00
                         -------  -------       -------         ------          ------
Investment Operations:
 Net Investment Income..    0.04     0.05          0.05           0.11            0.05
 Net Realized and
  Unrealized Gain ......    2.47     4.67          0.86           1.20            0.70
                         -------  -------       -------         ------          ------
 Total from Investment
  Operations............    2.51     4.72          0.91           1.31            0.75
                         -------  -------       -------         ------          ------
Distributions:
 From Net Investment
  Income................   (0.04)   (0.06)        (0.07)         (0.11)          (0.02)
 From Net Realized
  Gains.................   (0.20)   (1.62)        (0.12)           --              --
                         -------  -------       -------         ------          ------
 Total Distributions....   (0.24)   (1.68)        (0.19)         (0.11)          (0.02)
                         -------  -------       -------         ------          ------
Net Asset Value, End of
 Period................. $ 14.96  $ 12.69       $  9.65         $ 8.93          $ 7.73
                         =======  =======       =======         ======          ======
Total Return............  20.13%   51.58%        10.22%(c)      17.04%          10.80%(c)
Ratios/Supplemental
 Data:
Ratios to Average Net
 Assets
 Net Expenses...........   0.70%    0.70%         0.70%(e)       0.36%           0.12%(e)
 Gross Expenses(d)......   0.90%    0.90%         0.92%(e)       1.49%           2.67%(e)
 Net Investment Income..   0.28%    0.46%         0.70%(e)       1.32%           2.44%(e)
 Portfolio Turnover
  Rate..................     37%      26%           32%(e)        113%             34%(e)
 Net Assets at End of
  Period (in millions).. $180.11  $138.33       $118.56         $23.50          $15.41

------
Notes:
(a) The Fund changed its fiscal year end to March 31.
(b) Commencement of operations.
(c) Not annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e) Annualized.

--------------------------------------------------------------------------------


VALUE EQUITY FUND

                                                 Year Ended
                                                  March 31,     June 1, 1996(a)
                                                --------------               to
                                                  1999    1998   March 31, 1997
                                                ------  ------  ---------------
Net Asset Value, Beginning of Period........... $16.12  $11.33      $10.00
                                                ------  ------      ------
Investment Operations:
 Net Investment Income.........................   0.13    0.11        0.08
 Net Realized and Unrealized Gain .............   0.52    5.59        1.31
                                                ------  ------      ------
 Total from Investment Operations..............   0.65    5.70        1.39
                                                ------  ------      ------
Distributions:
 From Net Investment Income....................  (0.12)  (0.11)      (0.06)
 From Net Realized Gains.......................  (1.32)  (0.80)        --
                                                ------  ------      ------
 Total Distributions...........................  (1.44)  (0.91)      (0.06)
                                                ------  ------      ------
Net Asset Value, End of Period................. $15.33  $16.12      $11.33
                                                ======  ======      ======
Total Return...................................  4.80%  51.67%      13.91%(b)
Ratios/Supplemental Data:
Ratios to Average Net Assets
 Net Expenses..................................  0.70%   0.70%       0.70%(c)
 Gross Expenses(d).............................  0.97%   1.00%       1.12%(c)
 Net Investment Income.........................  0.87%   0.81%       0.94%(c)
Portfolio Turnover Rate........................    55%     51%         64%(c)
Net Assets at End of Period (in millions)...... $39.31  $34.77      $23.69

------
Notes:
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

--------------------------------------------------------------------------------


OPTIMUM GROWTH FUND

                                                   Year Ended
                                                    March 31,
                                                -------------    June 1, 1996(a)
                                                  1999   1998  to March 31, 1997
                                                ------ ------  -----------------
Net Asset Value, Beginning of Period........... $16.33 $10.19       $10.00
                                                ------ ------       ------
Investment Operations:
 Net Investment Income.........................    --    0.03         0.05
 Net Realized and Unrealized Gain (loss).......  11.22   6.15         0.17
                                                ------ ------       ------
 Total from Investment Operations..............  11.22   6.18         0.22
                                                ------ ------       ------
Distributions:
 From Net Investment Income....................    --   (0.04)       (0.03)
 From Net Realized Gains.......................    --     --           --
                                                ------ ------       ------
 Total Distributions...........................    --   (0.04)       (0.03)
                                                ------ ------       ------
Net Asset Value, End of Period................. $27.55 $16.33       $10.19
                                                ====== ======       ======
Total Return................................... 68.74% 60.85%        2.23%(b)
Ratios/Supplemental Data:
Ratios to Average Net Assets
 Net Expenses..................................  0.71%  0.70%        0.70%(c)
 Gross Expenses(d).............................  0.93%  0.97%        1.11%(c)
 Net Investment Income.........................  0.00%  0.23%        0.66%(c)
 Portfolio Turnover Rate.......................    22%    19%          20%(c)
 Net Assets at End of Period (in millions)..... $88.05 $51.44       $27.18

------
Notes:
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e) Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------


INCOME FUND

                          Year Ended
                           March 31,
                         ----------------     Ten Months Ended   Year Ended January 16, 1995(b)
                           1999      1998    March 31, 1997(a) May 31, 1996     To May 31, 1995
                         ------    ------    ----------------- ------------ -------------------
Net Asset Value,
 Beginning of Period.... $ 7.23    $ 6.90         $ 6.99          $ 7.33          $ 7.00
                         ------    ------         ------          ------          ------
Investment Operations:
 Net Investment Income..   0.40      0.44           0.38            0.51            0.19
 Net Realized and
  Unrealized Gain
  (loss)................   0.03      0.35          (0.01)          (0.27)           0.33
                         ------    ------         ------          ------          ------
 Total from Investment
  Operations............   0.43      0.79           0.37            0.24            0.52
                         ------    ------         ------          ------          ------
Distributions:
 From Net Investment
  Income................  (0.41)    (0.44)         (0.38)          (0.51)          (0.19)
 In Excess of Net
  Investment Income.....    -- (f)    -- (f)         --              --              --
 From Net Realized
  Gains.................  (0.25)    (0.02)         (0.08)          (0.07)            --
                         ------    ------         ------          ------          ------
 Total Distributions....  (0.66)    (0.46)         (0.46)          (0.58)          (0.19)
                         ------    ------         ------          ------          ------
Net Asset Value, End of
 Period................. $ 7.00    $ 7.23         $ 6.90          $ 6.99          $ 7.33
                         ======    ======         ======          ======          ======
Total Return............  5.94%    11.78%          5.39%(c)        3.18%           7.51%(c)
Ratios and Supplemental
 Data:
Ratios to Average Net
 Assets
 Net Expenses...........  0.50%     0.50%          0.50%(e)        0.26%           0.12%(e)
 Gross Expenses(d)......  0.91%     0.91%          0.96%(e)        1.35%           1.65%(e)
 Net Investment Income..  5.57%     6.14%          6.50%(e)        6.99%           7.17%(e)
Portfolio Turnover
 Rate...................   196%      190%           107%(e)          67%             34%(e)
Net Assets at End of
 Period (in millions)... $67.24    $61.38         $51.08          $24.00          $33.23

------
Notes:
(a) The Fund changed its fiscal year end to March 31.
(b) Commencement of operations.
(c) Not annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e) Annualized.
(f) Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------


TOTAL RETURN BOND FUND

                           Year Ended
                            March 31,
                         ----------------   Ten Months Ended   Year Ended January 16, 1995(b)
                            1999     1998  March 31, 1997(a) May 31, 1996     To May 31, 1995
                         -------  -------  ----------------- ------------ -------------------
Net Asset Value,
 Beginning of Period.... $  7.51  $  7.16       $  7.18         $ 7.47          $ 7.00
                         -------  -------       -------         ------          ------
Investment Operations:
 Net Investment Income..    0.42     0.44          0.37           0.48            0.18
 Net Realized and
  Unrealized Gain
  (loss)................    0.03     0.41          0.01          (0.17)           0.47
                         -------  -------       -------         ------          ------
 Total from Investment
  Operations............    0.45     0.85          0.38           0.31            0.65
                         -------  -------       -------         ------          ------
Distributions:
 From Net Investment
  Income................   (0.42)   (0.44)        (0.37)         (0.48)          (0.18)
 From Net Realized
  Gains.................   (0.20)   (0.06)        (0.03)         (0.12)            --
 In Excess of Net
  Realized Gains........   (0.02)     --            --             --              --
                         -------  -------       -------         ------          ------
 Total Distributions....   (0.64)   (0.50)        (0.40)         (0.60)          (0.18)
                         -------  -------       -------         ------          ------
Net Asset Value, End of
 Period................. $  7.32  $  7.51       $  7.16         $ 7.18          $ 7.47
                         =======  =======       =======         ======          ======
Total Return............   6.07%   12.21%         5.29%(c)       4.20%           9.40%(c)
Ratios and Supplemental
 Data:
Ratios to Average Net
 Assets
 Net Expenses...........   0.50%    0.50%         0.50%(e)       0.32%           0.12%(e)
 Gross Expenses(d)......   0.89%    0.90%         0.92%(e)       1.33%           1.93%(e)
 Net Investment Income..   5.53%    5.95%         6.08%(e)       6.47%           7.09%(e)
Portfolio Turnover
 Rate...................    234%     196%          200%(e)        127%             84%(e)
Net Assets at End of
 Period (in millions)... $251.61  $167.71       $138.40         $65.02          $24.91

------
Notes:
(a) The Fund changed its fiscal year end to March 31.
(b) Commencement of operations.
(c) Not annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e) Annualized.

--------------------------------------------------------------------------------


INTERNATIONAL EQUITY FUND

                           Year Ended
                           March 31,
                         ---------------   Ten Months Ended   Year Ended January 24, 1995(b)
                            1999    1998  March 31, 1997(a) May 31, 1996     To May 31, 1995
                         -------  ------  ----------------- ------------ -------------------
Net Asset Value,
 Beginning of Period.... $  9.67  $ 9.03       $ 8.99          $ 7.88          $ 7.00
                         -------  ------       ------          ------          ------
Investment Operations:
 Net Investment Income..    0.16    0.09         0.01            0.09            0.08
 Net Realized and
  Unrealized Gain
  (loss)................   (0.79)   0.79         0.21            1.20            0.80
                         -------  ------       ------          ------          ------
 Total from Investment
  Operations............   (0.63)   0.88         0.22            1.29            0.88
                         -------  ------       ------          ------          ------
Distributions:
 From Net Investment
  Income................   (0.16)  (0.07)       (0.06)          (0.12)           0.00
 In Excess of Net
  Investment Income.....    0.00   (0.02)       (0.03)           0.00            0.00
 From Net Realized
  Gains.................   (0.30)  (0.15)       (0.09)          (0.06)           0.00
 In Excess of Net
  Realized Gains........   (0.13)    --           --              --              --
                         -------  ------       ------          ------          ------
 Total Distributions....   (0.59)  (0.24)       (0.18)          (0.18)           0.00
                         -------  ------       ------          ------          ------
Net Asset Value, End of
 Period................. $  8.45  $ 9.67       $ 9.03          $ 8.99          $ 7.88
                         =======  ======       ======          ======          ======
Total Return............ (6.60)%   9.90%        2.41%(c)       16.58%          12.57%(c)
Ratios and Supplemental
 Data:
Ratios to Average Net
 Assets
 Net Expenses...........   0.90%   0.90%        0.90%(e)        0.60%           0.25%(e)
 Gross Expenses(d)......   1.53%   1.43%        1.49%(e)        2.05%           3.32%(e)
 Net Investment Income..   1.18%   1.05%        0.45%(e)        1.71%           3.47%(e)
Portfolio Turnover
 Rate...................    107%     52%          45%(e)          19%              8%(e)
Net Assets at End of
 Period (in millions)... $ 78.80  $40.45       $38.47          $24.52          $ 8.80

------
Notes:
(a) The Fund changed its fiscal year end to March 31.
(b) Commencement of Operations.
(c) Not annualized.
(e) Annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

Excelsior Institutional Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAI dated August 1, 1999 includes detailed information about Excelsior In-stitutional Trust. The SAI is on file with the SEC and is incorporated by ref-erence into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, and recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 909-1989 (from overseas, call (617) 557-1755)

By Mail: Excelsior Institutional Trust, P.O. Box 2798, Boston, Massachusetts 02208-2798

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Institutional Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Ref-erence Section, Washington, DC 20549-6009. Excelsior Institutional Trust's In-vestment Company Act registration number is 811-8490.

                                                             [LOGO APPEARS HERE]
Excelsior Domestic Equity Funds

Prospectus

August 1, 1999

Excelsior Funds, Inc.

Excelsior Institutional Trust

Blended Equity Fund
Large Cap Growth Fund
Optimum Growth Fund
Small Cap Fund
Value and Restructuring Fund
Value Equity Fund
Energy and Natural Resources Fund
Real Estate Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company


The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.


[LOGO OF EXCELSIOR FUNDS APPEARS HERE]

Table of Contents

Excelsior Funds, Inc. and Excelsior Institutional Trust are mutual fund fami-lies that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important informa-tion about the Blended Equity, Large Cap Growth, Small Cap, Value and Restruc-turing, Energy and Natural Resources, and Real Estate Funds of Excelsior Funds, Inc. and the Optimum Growth and Value Equity Funds of Excelsior Institutional Trust (each, a Fund) that you should know before investing. The Optimum Growth and Value Equity Funds offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Blended Equity Fund..................................................          4
Large Cap Growth Fund................................................          6
Optimum Growth Fund..................................................          8
Small Cap Fund.......................................................         10
Value and Restructuring Fund.........................................         12
Value Equity Fund....................................................         14
Energy and Natural Resources Fund....................................         16
Real Estate Fund.....................................................         18
More Information About Risk..........................................         20
Each Fund's Other Investments........................................         21
The Investment Adviser and Portfolio Managers........................         21
Purchasing, Selling and Exchanging Fund Shares.......................         22
Distribution of Fund Shares..........................................         25
Dividends, Distributions and Taxes...................................         25
Financial Highlights.................................................         26
How to Obtain More Information About Excelsior Funds................. Back Cover

-------------------------------------------------------------------------------

Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Cor-poration (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy
The Adviser manages each of the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental invest-ment strategies, value and growth. The Adviser believes that, over the long-term, the blending of these strategies will result in reduced volatility. These strategies are combined with "longer-term investment themes" to assess the in-vestment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

 Value
 This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing re-sources and assets. Accordingly, the Adviser is constantly engaged in assess-ing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Growth
 This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to domi-nate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will re-ward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

 Themes
 To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends arising from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable them to identify companies that are currently or will soon benefit from these trends.

Blended Equity Fund
-------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Invests in common
 stocks that the Adviser
 believes are undervalued in
 the market

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities


Investment Objective
The Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good long-term values not currently recognized in the market prices of their securities.

Investment Strategy of the Blended Equity Fund
The Blended Equity Fund invests at least 65% of its assets in large capitaliza-tion (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser be-lieves have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of indus-tries and types of companies. The Fund may invest in companies of any size, in-cluding small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are posi-tioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience ac-celerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large cap-italization U.S. companies designed to complement the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

Principal Risks of Investing in the Blended Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989                 27.65%
1990                -12.28%
1991                 34.98%
1992                 16.56%
1993                 16.34%
1994                  0.22%
1995                 28.93%
1996                 19.88%
1997                 29.73%
1998                 28.70%

 Best Quarter Worst Quarter
    24.92%       (25.56)%
  (12/31/85)    (12/31/87)

The Fund's performance for the six month period ending June 30, 1999 was 10.79%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                   1 Year 5 Years 10 Years
--------------------------------------------------------------------------
Blended Equity Fund                                28.70% 20.90%   18.10%
Standard & Poor's 500 Composite Stock Price Index  28.58% 24.04%   19.21%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.75%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.37%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.95%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $139   $434    $750    $1,646

Large Cap Growth Fund
[LOGO APPEARS HERE]
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 growth of capital

 INVESTMENT FOCUS Common stocks
 of large U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Invests in common
 stocks of large companies that
 the Adviser believes have
 above-average growth prospects

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities of larger companies


Investment Objective
The Large Cap Growth Fund seeks superior, risk-adjusted total return by invest-ing in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval.

Investment Strategy of the Large Cap Growth Fund
The Large Cap Growth Fund invests at least 65% of its assets in common stocks of large U.S. companies with market capitalizations over $5 billion that the Adviser believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in com-panies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or bene-fit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

Principal Risks of Investing in the Large Cap Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

-------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                                        [BAR CHART APPEARS HERE]

 Best Quarter Worst Quarter
    39.37%       (9.28)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 21.16%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                         Since
                              1 Year Inception
----------------------------------------------
Large Cap Growth Fund         67.04%  52.41%*
Standard & Poor's 500
 Composite Stock Price Index  28.58%  25.08%**

 * Since October 1, 1997  **Since September 30, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.75%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.29%
Total Other Expenses                        0.69%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.44%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.04%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $147   $456    $787    $1,724

Optimum Growth Fund
[LOGO APPEARS HERE]
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Superior,
 risk-adjusted total return

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Invests in common
 stocks that the Adviser
 believes have strong growth
 prospects

 INVESTOR PROFILE Investors
 seeking total return, and who
 are willing to accept the
 risks of investing in equity
 securities


INVESTMENT OBJECTIVE
The Optimum Growth Fund seeks superior, risk-adjusted total return. This objec-tive may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND
The Optimum Growth Fund invests at least 65% of its assets in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capi-talization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further di-versifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systemati-cally selects companies that it believes, based on quantitative screening, com-plements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium to large capitalization U.S. stocks may underperform other segments of the equity markets or the equity mar-kets as a whole.

The Fund also may be subject to risks particular to its investment in medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1997                 33.08%
1998                 64.66%

 Best Quarter Worst Quarter
    36.33%       (6.08)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 19.35%.

This table compares the average annual total returns of the Fund's Shares for the periods ended December 31, 1998 to those of the Russell 1000 Growth Index.

                                         Since
                              1 Year Inception
----------------------------------------------
Optimum Growth Fund (Shares)  64.66%  37.49%*
Russell 1000 Growth Index     38.65%  31.62%**

 * Since July 3, 1996   **Since June 30, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.65%
Distribution (12b-1) Fees                   0.35%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.27%
Total Other Expenses                        0.67%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.67%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.05%. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $170   $526    $907    $1,976

Small Cap Fund
[LOGO APPEARS HERE]
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Capital
 appreciation

 INVESTMENT FOCUS Equity
 securities of small cap U.S.
 issuers

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in equity
 securities of smaller
 companies that are expected to
 achieve substantial long-term
 earnings growth

 INVESTOR PROFILE Investors
 seeking capital appreciation,
 and who are willing to
 tolerate the risks of
 investing in smaller companies


INVESTMENT OBJECTIVE
The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

INVESTMENT STRATEGY OF THE SMALL CAP FUND
The Small Cap Fund invests at least 65% of its assets in equity securities of smaller U.S.-based companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up invest-ment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also con-siders to a lesser degree larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP FUND
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1993                 27.91%
1994                  5.30%
1995                 22.81%
1996                 -2.30%
1997                 14.21%
1998                -12.38%

 Best Quarter Worst Quarter
    21.58%       (24.77)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 9.73%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Russell 2000 Index.

                                       Since
                    1 Year 5 Years Inception
--------------------------------------------
Small Cap Fund    (12.38)%  4.80%    8.34%*
Russell 2000
 Index             (2.56)% 11.87%   13.01%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.60%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.34%
Total Other Expenses                        0.74%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.34%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.94%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $136   $425    $734    $1,613

Value and Restructuring Fund
[LOGO APPEARS HERE]
-------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of U.S. issuers

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in common
 stocks of companies which the
 Adviser believes are
 undervalued by the market and
 whose share price are expected
 to benefit from the value
 created through restructuring
 or industry consolidation

 INVESTOR PROFILE Investors
 seeking long-term capital
 appreciation, and who are
 willing to bear the risks of
 investing in equity securities


INVESTMENT OBJECTIVE
The Value and Restructuring Fund seeks long-term capital appreciation by in-vesting in companies which will benefit from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able.

INVESTMENT STRATEGY OF THE VALUE AND RESTRUCTURING FUND
The Value and Restructuring Fund invests at least 65% of its assets in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or in-dustry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where re-structuring activities, such as consolidations, outsourcing, spin-off or reor-ganization, will offer significant value to the issuer and increase its invest-ment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of differ-ent industries.

PRINCIPAL RISKS OF INVESTING IN THE VALUE AND RESTRUCTURING FUND
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1993                 39.95%
1994                  2.6%
1995                 38.8%
1996                 25.05%
1997                 33.56%
1998                 10.32%

 Best Quarter Worst Quarter
    22.88%       (20.46)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 22.30%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Russell 1000 Value Index.

                                       Since
                    1 Year 5 Years Inception
--------------------------------------------
Value and
Restructuring Fund  10.32% 21.26%   24.22%*
Russell 1000 Value
 Index              15.63% 20.85%   20.39%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.60%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.33%
Total Other Expenses                        0.73%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.33%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.93%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $135   $421    $729    $1,601

Value Equity Fund
[LOGO APPEARS HERE]
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in common
 stocks that the Adviser
 believes are undervalued by
 the market

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities


Investment Objective
The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Value Equity Fund
The Value Equity Fund invests at least 65% of its assets in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and the Fund may invest in com-panies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental re-search with valuation constraints to identify companies trading at what the Ad-viser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the cata-lysts necessary to realize this value.

Principal Risks of Investing in the Value Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that its undervalued equity securities may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1998                 20.11%

 Best Quarter Worst Quarter
    23.85%       (16.39)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 17.64%.

This table compares the average annual total returns of the Fund's Shares for the periods ended December 31, 1998 to those of the Russell 1000 Value Index.

                                                                                       Since
                                            1 Year                                 Inception
------------------------------------------------
Value Equity Fund (Shares)                  20.11%                                  24.66%*

Russell 1000 Value Index                    15.63%                                  25.02%**

 * Since January 15, 1997  **Since December 31, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.65%
Distribution (12b-1) Fees                   0.35%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.33%
Total Other Expenses                        0.73%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.73%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.05%. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $176   $545    $939    $2,041

Energy and Natural Resources Fund
[LOGO APPEARS HERE]
-------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of U.S. and foreign
 energy and natural resources
 companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in equity
 securities of U.S. and foreign
 issuers engaged in the energy
 and natural resources groups
 of industries

 INVESTOR PROFILE Investors
 seeking long-term growth of
 capital, and who are willing
 to accept the risks of
 investing in a non-diversified
 portfolio of energy and
 natural resources companies


Investment Objective
The Energy and Natural Resources Fund seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural re-sources groups of industries. The Fund may also invest, to a more limited ex-tent, in gold and other precious metal bullion and coins.

Investment Strategy of the Energy and Natural Resources Fund
The Energy and Natural Resources Fund invests at least 65% of its assets in eq-uity securities of U.S. and, to a lesser extent, foreign companies engaged in the energy and natural resources industries. These companies include those en-gaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish en-ergy and natural resource supplies and services to these companies. In select-ing investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their se-curities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

Principal Risks of Investing in the Energy and Natural Resources Fund
The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources industries that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, ad-verse market conditions and/or increased competition affecting that industry. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and po-litical events (such as coups or military confrontations) can affect the over-all supply of a natural resource and thereby the value of companies involved in such natural resource.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

--------------------------------------------------------------------------------


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1993                 14.69%
1994                 -2.70%
1995                 20.11%
1996                 38.38%
1997                 18.31%
1998                -15.87%

 Best Quarter Worst Quarter
    20.04%       (13.83)%
  (9/30/97)     (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 28.67%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                                        Since
                                                     1 Year 5 Years Inception
-----------------------------------------------------------------------------
Energy and Natural Resources Fund                  (15.87)%  9.99%   10.76%*
Standard & Poor's 500 Composite Stock Price Index    28.58% 24.04%   21.60%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.60%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.38%
Total Other Expenses                        0.78%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.38%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.98%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $140   $437    $755    $1,657

Real Estate Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 and long-term capital
 appreciation

 INVESTMENT FOCUS Equity
 securities of companies
 engaged in the real estate
 business

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in equity
 securities of real estate
 investment trusts (REITs) and
 other issuers engaged in the
 real estate industry

 INVESTOR PROFILE Investors
 seeking current income and
 long-term growth of capital,
 and who are willing to accept
 the risks of investing in a
 non-diversified portfolio of
 real estate issuers

Investment Objective
The Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally en-gaged in the real estate business. This objective may be changed without share-holder approval.

Investment Strategy of the Real Estate Fund
The Real Estate Fund invests at least 65% of its assets in REITs and other pub-licly-traded equity securities of U.S. and, to a lesser extent, foreign compa-nies engaged in the real estate industry. REITs pool investors' funds for in-vestment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. REITs generally are income producing in-vestments. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction com-panies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to iden-tify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to under-lying real estate values.

Principal Risks of Investing in the Real Estate Fund
The Fund is subject to the risk that the securities of issuers in the real es-tate industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concen-trated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or in-creased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally en-gaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

--------------------------------------------------------------------------------


The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1998                 -13.55%

 Best Quarter Worst Quarter
    3.38%        (8.87)%
  (12/31/97)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 4.52%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Morgan Stanley REIT Index.

                                        Since
                             1 Year Inception
----------------------------------------------
Real Estate Fund           (13.55)%  (8.59)%*
Morgan Stanley REIT Index  (16.90)% (13.09)%**

 * Since October 1, 1997  **Since September 30, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             1.00%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.33%
Total Other Expenses                        0.73%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.73%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.20%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $176   $545    $939    $2,041

-------------------------------------------------------------------------------

More Information About Risk

Equity Risk
(All Funds)--Equity securities include public and privately issued equity secu-rities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and eq-uity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevail-ing interest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restruc-turing Fund, Value Equity Fund and Energy and Natural Resources Fund)--The smaller capitalization companies in which the Funds may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small manage-ment group. Therefore, small cap stocks may be more volatile than those of larger companies.

Mid Cap Risk
(Blended Equity Fund, Optimum Growth Fund, Value and Restructuring Fund, Value Equity Fund and Energy and Natural Resources Fund)--The medium capitalization companies that the Funds may invest in may be more vulnerable to adverse busi-ness or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization on stocks may be more volatile than those of larger companies.

Mortgage-Backed Securities
(Real Estate Fund)--Mortgage-backed securities are fixed income securities rep-resenting an interest in a pool of underlying mortgage loans. They are sensi-tive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates fall, however, mortgage-backed se-curities may not gain as much in market value because of the expectation of ad-ditional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatil-ity risk of that portfolio.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. secu-rities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recov-erable, the non-recovered portion will reduce the income received from the se-curities comprising the portfolio.

Currency Risk
(All Funds)--Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.

 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service

-------------------------------------------------------------------------------

providers do not properly process dates on and after January 1, 2000, and dis-tinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Blended Equity Fund                0.69%
Large Cap Growth Fund              0.71%
Optimum Growth Fund                0.43%
Small Cap Fund                     0.49%
Value and Restructuring Fund       0.48%
Value Equity Fund                  0.39%
Energy and Natural Resources Fund  0.50%
Real Estate Fund                   0.77%

Portfolio Managers
Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfo-lio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980. Mr. Weiss and

--------------------------------------------------------------------------------

Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund and Value Eq-uity Fund portfolio manager since their inceptions. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring and the Value Equity Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Timothy Pettee and Margaret Doyle have served as the Small Cap Fund's portfolio co-managers since 1998. Mr. Pettee, a Managing Director and Director of Equity Research, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York. Ms. Doyle, a Vice President in U.S. Trust's equity research divi-sion, has been with U.S. Trust since 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J&W Seligman & Co. in New York. From 1994 to 1996, Ms. Doyle was an Equity Research Analyst with Solomon Brothers, Inc. in New York. Mr. Pettee and Ms. Doyle are primarily responsible for the day to day management of the Small Cap Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Large Cap Growth Fund and the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Large Cap Growth Fund and the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfo-lio manager since 1995. Mr. Hoover, Senior Vice President and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President in the Investment Re-search Division, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic in-vestment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

 The Chase Manhattan Bank
 ABA #021000021
 Excelsior Funds, Account Number 9102732915

For Further Credit To:
 Excelsior Funds
 Wire Control Number
 Excelsior Funds Account Registration (including account number)

--------------------------------------------------------------------------------

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone, or
 . Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you

--------------------------------------------------------------------------------

have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

 Excelsior Funds
 c/o Chase Global Funds Services Company
 P.O. Box 2798
 Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next

--------------------------------------------------------------------------------

calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Distribution of Fund Shares
The Optimum Growth and Value Equity Funds have adopted a distribution plan that allows Shares of the Funds to pay distribution fees for the sale and distribu-tion of their shares in an amount not to exceed the annual rate of 0.35% of the average daily net asset value of each Fund's outstanding shares. Currently shares bear the expenses of such distribution fees at the annual rate of 0.25% of the average daily value of each Fund's outstanding shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

Dividends, Distributions and Taxes
Each Fund distributes dividends from its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

Each Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if you are entitled to the credit.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand: each Fund's finan-cial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

BLENDED EQUITY FUND

                                               Year Ended March 31,
                                   -------------------------------------------
                                      1999     1998     1997     1996     1995
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $ 36.12  $ 25.81  $ 24.43  $ 21.40  $ 19.17
                                   -------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income............    0.11     0.16     0.18     0.12     0.07
 Net Gains on Securities (both
  realized and unrealized)........    6.90    12.59     2.50     5.21     2.67
                                   -------  -------  -------  -------  -------
 Total From Investment
  Operations......................    7.01    12.75     2.68     5.33     2.74
                                   -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.13)   (0.16)   (0.14)   (0.11)   (0.04)
 Distributions From Net Realized
  Gain on Investments and
  Options.........................   (0.49)   (2.28)   (1.16)   (2.19)   (0.47)
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (0.62)   (2.44)   (1.30)   (2.30)   (0.51)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $ 42.51  $ 36.12  $ 25.81  $ 24.43  $ 21.40
                                   =======  =======  =======  =======  =======
Total Return......................  19.65%   50.82%   11.09%   26.45%   14.65%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $720.27  $594.91  $306.99  $188.57  $137.42
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.95%    0.99%    1.01%    1.05%    1.05%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/........   1.01%    1.06%    1.06%    1.12%    1.08%
 Ratio of Net Investment Income to
  Average Net Assets..............   0.29%    0.55%    0.71%    0.55%    0.36%
 Portfolio Turnover Rate..........   20.0%    28.0%    39.0%    27.0%    23.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

                                                             Year
                                                            Ended
                                                            March  Period Ended
                                                              31,     March 31,
                                                             1999       1998/1/
                                                          -------  ------------
Net Asset Value, Beginning of Period..................... $  8.51    $  7.00
                                                          -------    -------
Income From Investment Operations
 Net Investment Income (Loss)............................   (0.03)      0.00/2/
 Net Gains or (Losses) on Securities (both realized and
  unrealized)............................................    5.82       1.51
                                                          -------    -------
 Total From Investment Operations........................    5.79       1.51
                                                          -------    -------
Net Asset Value, End of Period........................... $ 14.30    $  8.51
                                                          =======    =======
Total Return.............................................  68.04%     21.57%/3/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)................. $251.55    $ 47.53
 Ratio of Net Operating Expenses to Average Net Assets...   1.04%      1.05%/4/
 Ratio of Gross Operating Expenses to Average Net
  Assets/5/..............................................   1.08%      1.20%/4/
 Ratio of Net Investment Income/(Loss) to Average Net
  Assets................................................. (0.53)%    (0.16)%/4/
 Portfolio Turnover Rate.................................      4%        12%/4/

------
Notes:
1. Inception date of the Fund was October 1, 1997.
2. Amount represents less than $0.01 per share.
3. Not annualized.
4. Annualized.
5. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

OPTIMUM GROWTH FUND

                                                  Year Ended
                                                   March 31,      Period Ended
                                                ----------------     March 31,
                                                   1999     1998       1997/1/
                                                -------  -------  ------------
Net Asset Value, Beginning of Period........... $ 16.31  $ 10.18    $   9.87
                                                -------  -------    --------
Income From Investment Operations
 Net Investment Income.........................   (0.06)   (0.01)       0.02
 Net Gains or (Losses) on Securities (both
  realized and unrealized).....................   11.15     6.15        0.31/2/
                                                -------  -------    --------
 Total From Investment Operations..............   11.09     6.14        0.33
                                                -------  -------    --------
Less Distributions
 Dividends From Net Investment Income..........    0.00    (0.01)      (0.02)
 Distributions From Net Realized Gains on
  Investments and Options......................    0.00     0.00        0.00
                                                -------  -------    --------
 Total Distributions...........................    0.00    (0.01)      (0.02)
                                                -------  -------    --------
Net Asset Value, End of Period................. $ 27.40  $ 16.31    $  10.18
                                                =======  =======    ========
Total Return...................................  68.00%   60.41%    3.31%/3/
Ratios/Supplemental Data:
 Net Assets at end of Period (in millions)..... $ 12.41  $  6.60    $   3.36
 Ratio of Net Operating Expenses to Average Net
  Assets.......................................   1.05%    1.05%    1.05%/5/
 Ratio of Gross Operating Expenses to Average
  Net Assets/4/................................   1.26%    1.32%    1.47%/5/
 Ratio of Net Investment Income (Loss) to
  Average Net Assets........................... (0.34)%  (0.12)%    0.33%/5/
 Portfolio Turnover Rate.......................     22%      19%      20%/5/

------
Notes:
1. Inception date of the Fund was July 3, 1996.
2. This amount does not accord with the aggregate net losses on investments be-cause of the timing of sales and repurchases of the Shares in relation to fluctuating market value of the investments in the Fund.
3. Not annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Annualized.

--------------------------------------------------------------------------------

SMALL CAP FUND

                                              Year Ended March 31,
                                  ---------------------------------------------
                                      1999     1998      1997     1996     1995
                                  --------  -------  --------  -------  -------
Net Asset Value, Beginning of
 Period.........................  $  11.95  $  8.83  $  10.78  $  9.77  $  8.66
                                  --------  -------  --------  -------  -------
Income From Investment
 Operations
 Net Investment Income (Loss)...      0.00    (0.01)    (0.03)   (0.02)   (0.02)
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)...................     (2.56)    3.13     (1.43)    1.72     1.31
                                  --------  -------  --------  -------  -------
 Total From Investment
  Operations....................     (2.56)    3.12     (1.46)    1.70     1.29
                                  --------  -------  --------  -------  -------
Less Distributions
 Distributions From Net Realized
  Gain on Investments and
  Options.......................     (0.12)    0.00     (0.10)   (0.69)   (0.18)
 Distributions in Excess of Net
  Realized Gain on Investments
  and Options...................      0.00     0.00     (0.39)    0.00     0.00
                                  --------  -------  --------  -------  -------
 Total Distributions............     (0.12)    0.00     (0.49)   (0.69)   (0.18)
                                  --------  -------  --------  -------  -------
Net Asset Value, End of Period..  $   9.27  $ 11.95  $   8.83  $ 10.78  $  9.77
                                  ========  =======  ========  =======  =======
Total Return....................  (21.41)%   35.33%  (14.33)%   18.29%   15.16%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).....................  $  43.79  $ 68.55  $  53.26  $ 78.06  $ 47.78
 Ratio of Net Operating Expenses
  to Average Net Assets.........     0.94%    0.94%     0.94%    0.90%    0.96%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/.....................     1.05%    1.01%     1.02%    0.98%    1.04%
 Ratio of Net Investment
  Income/(Loss) to Average Net
  Assets........................   (0.04)%  (0.14)%   (0.26)%  (0.17)%  (0.23)%
 Portfolio Turnover Rate........    115.0%    73.0%     55.0%    38.0%    42.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

VALUE AND RESTRUCTURING FUND

                                                Year Ended March 31,
                                     -----------------------------------------
                                        1999     1998     1997    1996    1995
                                     -------  -------  -------  ------  ------
Net Asset Value, Beginning of
 Period............................. $ 23.79  $ 15.93  $ 14.03  $10.55  $ 9.64
                                     -------  -------  -------  ------  ------
Income From Investment Operations
 Net Investment Income..............    0.13     0.10     0.13    0.10    0.07
 Net Gains on Securities (both
  realized and unrealized)..........    0.21     8.12     2.36    3.71    1.02
                                     -------  -------  -------  ------  ------
 Total From Investment Operations...    0.34     8.22     2.49    3.81    1.09
                                     -------  -------  -------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income............................   (0.11)   (0.09)   (0.12)  (0.09)  (0.06)
 Distributions From Net Realized
  Gain on Investments and Options...   (0.14)   (0.27)   (0.47)  (0.24)  (0.12)
                                     -------  -------  -------  ------  ------
 Total Distributions................   (0.25)   (0.36)   (0.59)  (0.33)  (0.18)
                                     -------  -------  -------  ------  ------
Net Asset Value, End of Period...... $ 23.88  $ 23.79  $ 15.93  $14.03  $10.55
                                     =======  =======  =======  ======  ======
Total Return........................   1.48%   52.10%   18.09%  36.48%  11.49%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................... $594.62  $388.45  $124.01  $74.05  $30.18
 Ratio of Net Operating Expenses to
  Average Net Assets................   0.93%    0.89%    0.91%   0.91%   0.98%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/..........   1.07%    0.93%    0.95%   0.95%   1.08%
 Ratio of Net Investment Income to
  Average Net Assets................   0.59%    0.54%    0.90%   0.88%   0.83%
 Portfolio Turnover Rate............   43.0%    30.0%    62.0%   56.0%   82.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

VALUE EQUITY FUND

                                                    Year Ended
                                                     March 31,     Period Ended
                                                   --------------     March 31,
                                                     1999    1998       1997/1/
                                                   ------  ------  ------------
Net Asset Value, Beginning of Period.............. $16.11  $11.33    $ 12.08
                                                   ------  ------    -------
Income From Investment Operations
 Net Investment Income............................   0.08    0.07       0.01
 Net Gains or (Losses) on Securities (both
  realized and unrealized)........................   0.55    5.57      (0.76)
                                                   ------  ------    -------
 Total From Investment Operations.................   0.63    5.64      (0.75)
                                                   ------  ------    -------
Less Distributions
 Dividends From Net Investment Income.............  (0.07)  (0.06)      0.00
 Distributions From Net Realized Gains on
  Investments and Options.........................  (1.32)  (0.80)      0.00
                                                   ------  ------    -------
 Total Distributions..............................  (1.39)  (0.86)      0.00
                                                   ------  ------    -------
Net Asset Value, End of Period.................... $15.35  $16.11    $ 11.33
                                                   ======  ======    =======
Total Return......................................  4.59%  51.09%    (6.21)%/2/
Ratios/Supplemental Data
 Net Assets at end of Period (in millions)........ $  125  $   78    $    56
 Ratio of Net Operating Expenses to Average Net
  Assets..........................................  1.05%   1.05%       1.05/3/
 Ratio of Gross Operating Expenses to Average Net
  Assets/4/.......................................  1.32%   1.35%      1.45%/3/
 Ratio of Net Investment Income to Average Net
  Assets..........................................  0.53%   0.47%      0.54%/3/
 Portfolio Turnover Rate..........................    55%     51%        64%/3/

------
Notes:
1. Inception date of the Fund was January 15, 1997.
2. Not annualized.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

ENERGY AND NATURAL RESOURCES FUND

                                                Year Ended March 31,
                                      ----------------------------------------
                                          1999    1998    1997    1996    1995
                                      --------  ------  ------  ------  ------
Net Asset Value, Beginning of
 Period.............................. $  12.66  $11.12  $ 9.55  $ 7.92  $ 7.70
                                      --------  ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income...............     0.10    0.09    0.09    0.07    0.09
 Net Gains or (Losses) on Securities
  (both realized and unrealized).....    (1.65)   2.69    2.60    1.63    0.24
                                      --------  ------  ------  ------  ------
 Total From Investment Operations....    (1.55)   2.78    2.69    1.70    0.33
                                      --------  ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income.............................    (0.09)  (0.10)  (0.09)  (0.07)  (0.10)
 Distributions From Net Realized Gain
  on Investments and Options.........     0.00   (1.07)  (1.03)   0.00   (0.01)
 Distributions in Excess of Net
  Realized Gain on Investments and
  Options............................     0.00   (0.07)   0.00    0.00    0.00
                                      --------  ------  ------  ------  ------
 Total Distributions.................    (0.09)  (1.24)  (1.12)  (0.07)  (0.11)
                                      --------  ------  ------  ------  ------
Net Asset Value, End of Period....... $  11.02  $12.66  $11.12  $ 9.55  $ 7.92
                                      ========  ======  ======  ======  ======
Total Return......................... (12.23)%  24.97%  28.28%  21.60%   4.28%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).......................... $  43.02  $46.17  $33.39  $23.29  $15.81
 Ratio of Net Operating Expenses to
  Average Net Assets.................    0.98%   0.99%   0.93%   0.96%   0.98%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/..............    1.09%   1.07%   0.98%   1.09%   1.35%
 Ratio of Net Investment Income to
  Average Net Assets.................    0.97%   0.69%   0.84%   0.88%   1.18%
 Portfolio Turnover Rate.............    96.0%   88.0%   87.0%   43.0%   31.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

REAL ESTATE FUND

                                                             Year
                                                            ended  Period ended
                                                            March     March 31,
                                                         31, 1999       1998/1/
                                                         --------  ------------
Net Asset Value, Beginning of Period.................... $   7.05     $ 7.00
                                                         --------     ------
Income From Investment Operations
 Net Investment Income..................................     0.33       0.15
 Net Gains or (Losses) on Securities (both realized and
  unrealized)...........................................    (1.55)      0.01
                                                         --------     ------
 Total From Investment Operations.......................    (1.22)      0.16
                                                         --------     ------
Less Distributions
 Dividends From Net Investment Income...................    (0.33)     (0.11)
                                                         --------     ------
 Total Distributions....................................    (0.33)     (0.11)
                                                         --------     ------
Net Asset Value, End of Period.......................... $   5.50     $ 7.05
                                                         ========     ======
Total Return............................................ (17.55)%      2.26%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)................ $  32.84     $41.17
 Ratio of Net Operating Expenses to Average Net Assets..    1.20%      1.20%/3/
 Ratio of Gross Operating Expenses to Average Net
  Assets/4/.............................................    1.43%      1.40%/3/
 Ratio of Net Investment Income to Average Net Assets...    5.37%      5.02%/3/
 Portfolio Turnover Rate................................    28.0%      30.0%/3/

------
Notes:
1. Inception date of the Fund was October 1, 1997.
2. Not annualized.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement at expenses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.

Excelsior Institutional Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Institutional Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, and recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 466-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, 73 Tremont Street, Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s and Excelsior Institutional Trust's Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.